Group cash flow statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Profit (loss) before taxation		$ 6,782	$ 23,749	$ 15,405
Adjustments to reconcile profit before taxation to net cash provided by operating activities
Exploration expenditure written off		767	746	385
Depreciation, depletion and amortization		16,622	15,928	14,318
Impairment and (gain) loss on sale of businesses and fixed assets		6,317	5,488	26,656
Earnings from joint ventures and associates		(1,993)	(898)	(2,530)
Dividends received from joint ventures and associates		2,023	2,092	1,700
Remeasurement of joint ventures on step-acquisition, classified as operating activities		(917)	0	0
Interest receivable		(1,512)	(1,265)	(444)
Interest received		1,450	1,119	414
Finance costs		4,683	3,840	2,703
Interest paid		(2,811)	(2,950)	(2,208)
Net finance expense relating to pensions and other post-employment benefits		(168)	(241)	(69)
Share-based payments		1,174	616	795
Net operating charge for pensions and other post-employment benefits, less contributions and benefit payments for unfunded plans		(182)	(193)	(257)
Net charge for provisions, less payments		(152)	(2,481)	440
(Increase) decrease in inventories		808	5,634	(5,492)
(Increase) decrease in other current and non-current assets		3,355	4,620	(18,584)
Increase (decrease) in other current and non-current liabilities		(188)	(13,592)	17,806
Income taxes paid		(8,761)	(10,173)	(10,106)
Cash flows from (used in) operating activities		27,297	32,039	40,932
Investing activities
Expenditure on property, plant and equipment, intangible and other assets		(15,297)	(14,285)	(12,069)
Acquisitions, net of cash acquired		53	(799)	(3,530)
Investment in joint ventures		(850)	(1,039)	(600)
Investment in associates		(143)	(130)	(131)
Total cash capital expenditure		(16,237)	(16,253)	(16,330)
Proceeds from disposals of fixed assets		328	133	709
Proceeds from disposals of businesses, net of cash disposed		2,578	1,193	1,841
Proceeds from loan repayments		81	55	67
Net cash used in investing activities		(13,250)	(14,872)	(13,713)
Financing activities
Repurchase of shares		(7,127)	(7,918)	(9,996)
Lease liability payments		(2,833)	(2,560)	(1,961)
Proceeds from long-term financing		10,656	7,568	2,013
Repayments of long-term financing		(2,970)	(3,902)	(11,697)
Net increase (decrease) in short-term debt		(2,966)	(861)	(1,392)
Proceeds from issuing other equity instruments		4,330	175	370
Payments to redeem other equity instruments		(1,288)	0	0
Payments of other equity instruments		(1,053)	(1,008)	(708)
Payments from changes in ownership interests in subsidiaries that do not result in loss of control		(21)	(187)	(9)
Receipts relating to transactions involving non-controlling interests (other)		1,353	546	11
Dividends paid
bp shareholders		(5,003)	(4,809)	(4,358)
Non-controlling interests		(375)	(403)	(294)
Net cash provided by (used in) financing activities		(7,297)	(13,359)	(28,021)
Currency translation differences relating to cash and cash equivalents		(511)	27	(684)
Increase (decrease) in cash and cash equivalents		6,239	3,835	(1,486)
Cash and cash equivalents at beginning of year		33,030	29,195	30,681
Cash and cash equivalents at end of yeara		39,204	$ 33,030	$ 29,195
Cash and cash equivalents if different from statement of financial position	[1]	$ 39,269

[1]	2024 includes cash and cash equivalents classified as assets held for sale in the group balance sheet. See Note 2 for further information.